Note 5 - Current Assets Investments in Equity Securities / Noncurrent Assets Debt Securities, Held to Maturity, and Other Non-current Assets (Details Textual) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 16, 2014	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2014
Write-off Deriving from Fair Value Measurement									$ 2,888
Amortization of Debt Discount (Premium)					$ (1,280)	$ (933)	$ (851)
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities					8,183	0	0
Equity Securities, FV-NI, Realized Gain (Loss), Total					60,161	0	0
Investment Income, Dividend					1,833	0	0
Zim Integrated Services [Member] | The 3.0% Series 1 Notes Due 2023 [Member]
Investment Stated Interest Rate	3.00%
Zim Integrated Services [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Investment Stated Interest Rate	5.00%
Investment Stated Interest Rate, Payable Quarterly	3.00%
Investment Interest Rate, Stated Percentage, Deferred Accrual	2.00%
Equity Securities [Member]
Held-to-Maturity Securities, Equity Interest Acquired	1.20%
Equity Securities, FV-NI	$ 7,802
Equity Securities [Member] | Zim Integrated Services [Member]
Equity Securities without Readily Determinable Fair Value, Amount					$ 3,802
Investment Owned, Balance, Shares (in shares)					1,221,800
Equity Securities, FV-NI, Realized Gain (Loss), Total					$ 60,161
Investment Income, Dividend		$ 1,833
Debt Securities [Member]
Debt Securities, Held-to-maturity, Total	8,229
Amortization of Debt Discount (Premium)					$ 458	933	$ 851
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Total						6,774
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance						569
Debt Securities [Member] | Other Nonoperating Income (Expense) [Member]
Debt Securities, Held-to-maturity, Credit Loss Expense (Reversal)						(1,015)
Other than Temporary Impairment Losses, Investments, Total						$ 569
Debt Securities [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	1,452
Debt Securities, Held-to-maturity, Fair Value, Total	676
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities				$ 394				$ 46
Debt Securities [Member] | Zim 5.0% Series 2 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	6,777
Debt Securities, Held-to-maturity, Fair Value, Total	$ 3,567
Debt Securities [Member] | Zim 3 Percent Series 1 Notes and 5 Percent Series 2 Notes Due 2023 [Member]
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities			$ 7,789